Cover Page	May 04, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 04, 2021
Entity Registrant Name	XYLEM INC.
Entity Incorporation, State or Country Code	IN
Entity File Number	001-35229
Entity Tax Identification Number	45-2080495
Entity Address, Address Line One	1 International Drive
Entity Address, City or Town	Rye Brook,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10573
City Area Code	914
Local Phone Number	323-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001524472
Amendment Flag	false
Common Stock, par value $0.01 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	XYL
Security Exchange Name	NYSE
2.250% Senior Notes due 2023
Document Information [Line Items]
Title of 12(b) Security	2.250% Senior Notes due 2023
Trading Symbol	XYL23
Security Exchange Name	NYSE